Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash, restricted cash, and cash equivalents		$ 1,601,255	$ 6,819,564
Prepaid expenses and other current assets		368,780	256,459
Total current assets		1,970,035	7,076,023
Operating lease right-of-use asset		2,189,565	2,846,041
Property and equipment, net		966,702	1,427,424
Total assets		5,126,302	11,349,488
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745	391,185
Accrued liabilities		144,633	100,394
Common stock subscription deposit		1,875
Operating lease liability		769,092	672,374
Short-term notes payable, net		599,692
Preferred stock warrant liability		320,117
Total current liabilities		3,507,154	1,163,953
Operating lease liability, net of current portion		1,575,499	2,344,590
Preferred stock warrant liability			610,381
Total liabilities		5,082,653	4,118,924
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock		42,101,344	42,101,344
Stockholders’ deficit
Common stock value		907	904
Additional paid-in capital		1,031,219	928,560
Accumulated deficit		(43,089,821)	(35,800,244)
Total stockholders’ deficit		(42,057,695)	(34,870,780)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302	11,349,488
Successor
ASSETS
Cash, restricted cash, and cash equivalents	$ 3,647,026
Other receivables	87,429
Prepaid expenses and other current assets	511,456
Total current assets	4,245,911
Deferred offering costs	550,000
Operating lease right-of-use asset	1,836,099
Property and equipment, net	738,755
Total assets	7,370,765
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable	6,347,348
Accrued liabilities	1,157,483
Common stock subscription deposit
Operating lease liability	821,318
Short-term notes payable, net	253,174
Earnout liability	200,000
Common stock warrant liability
Total current liabilities	8,779,323
Operating lease liability, net of current portion	1,073,310
Total liabilities	9,852,633
Commitments and contingencies
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock
Stockholders’ deficit
Common stock value
Additional paid-in capital	57,632,881
Stock subscription receivable	(2,194,971)
Accumulated deficit	(67,361,778)
Total stockholders’ deficit	(2,481,868)
Total liabilities, convertible preferred stock and stockholders’ deficit	7,370,765
Predecessor
ASSETS
Cash, restricted cash, and cash equivalents		1,601,255
Other receivables
Prepaid expenses and other current assets		368,780
Total current assets		1,970,035
Deferred offering costs
Operating lease right-of-use asset		2,189,565
Property and equipment, net		966,702
Total assets		5,126,302
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745
Accrued liabilities		144,633
Common stock subscription deposit		1,875
Operating lease liability		769,092
Short-term notes payable, net		599,692
Earnout liability
Common stock warrant liability		320,117
Total current liabilities		3,507,154
Operating lease liability, net of current portion		1,575,499
Total liabilities		5,082,653
Commitments and contingencies
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock		42,101,344
Stockholders’ deficit
Common stock value		907
Additional paid-in capital		1,031,219
Stock subscription receivable
Accumulated deficit		(43,089,821)
Total stockholders’ deficit		(42,057,695)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302
Phoenix Biotech Acquisition Corp
ASSETS
Cash, restricted cash, and cash equivalents		96,873	42,141,844
Prepaid expenses and other current assets		27,426	225,188
Total assets		8,560,610	42,367,032
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Total current liabilities		5,173,421	30,748,341
Total liabilities		14,323,421	39,898,341
Commitments and contingencies
Preferred stock, value
REDEEMABLE COMMON STOCK
Class A Common stock subject to possible redemption, $0.0001 par value, 764,957 and 1,288,298 shares at redemption value of $11.03 and $10.26 per share as of December 31, 2023 and 2022, respectively		8,436,311	13,468,845
Stockholders’ deficit
Additional paid-in capital
Accumulated deficit		(14,199,669)	(11,000,701)
Total stockholders’ deficit		(14,199,122)	(11,000,154)
Total liabilities, convertible preferred stock and stockholders’ deficit		8,560,610	42,367,032
Cash		96,873	475,870
Money market funds held in Trust Account		8,436,311
Restricted cash held in Trust Account			41,665,974
CURRENT LIABILITIES
Accounts payable and accrued expenses		3,535,084	1,653,120
Income tax payable		23,633	599,159
Shareholder redemption liability			27,842,747
Excise tax payable		56,389
Due to Affiliate		3,315	3,315
LONG TERM LIABILITIES
Deferred underwriting fee payable		9,150,000	9,150,000
Phoenix Biotech Acquisition Corp | Related Party
CURRENT LIABILITIES
Working capital loan – related party		1,555,000	650,000
Convertible preferred stock Series Seed
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value		4,077,560	4,077,560
Convertible preferred stock Series Seed | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value
Convertible preferred stock Series Seed | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value		4,077,560
Series A
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value		38,023,784	38,023,784
Series A | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value
Series A | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value		38,023,784
Series A Convertible Preferred Stock | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value	8,939,727
Series A Convertible Preferred Stock | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value
Series B Convertible Preferred Stock | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value	500,000
Series B Convertible Preferred Stock | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock, value
Class B Common Stock | Successor
Stockholders’ deficit
Common stock value	$ 2,273
Class B Common Stock | Predecessor
Stockholders’ deficit
Common stock value
Class B Common Stock | Phoenix Biotech Acquisition Corp
Stockholders’ deficit
Common stock value			459
Class A Common Stock | Phoenix Biotech Acquisition Corp
Stockholders’ deficit
Common stock value		$ 547	$ 88